Lease liabilities - Schedule of Continuity of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Leases Liabilities [Abstract]
Balance, beginning of year	$ 744,295	$ 715,277
Assumed on acquisition	31,136	20,098
Additions and modifications	117,259	122,761
Repayments	(161,561)	(149,656)
Financing costs	44,825	40,485
Foreign exchange	2,853	(4,670)
Balance, end of year	778,807	744,295
Current portion	125,483	116,849
Non-current lease liabilities	$ 653,324	$ 627,446